ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2011
Comprehensive Income Note Tables [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS

		Unrealized
		gains/(losses) on		Accumulated
	Foreign	Available-		Other
	Currency	for-Sale	Pension	Comprehensive
	Items	Securities	liability	Income
	(EUR in thousands)
Balance, January 1, 2009	(725,131)	(797,461)	(174,247)	(1,696,839)
Changes during 2009	(55,790)	211,144	24,358	179,712
Balance, December 31, 2009	(780,921)	(586,317)	(149,889)	(1,517,127)
Changes during 2010	182,099	(2,065,236)	14,668	(1,868,469)
Balance, December 31, 2010	(598,822)	(2,651,553)	(135,221)	(3,385,596)
Changes during 2011	(925,522)	2,343,084	29,456	1,447,018
Balance, December 31, 2011	(1,524,344)	(308,469)	(105,765)	(1,938,578)